Redeemable Convertible Preferred Stock (Details)	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 09, 2022 USD ($)	Sep. 01, 2022 USD ($) $ / shares shares	Mar. 22, 2021 $ / shares shares	Mar. 01, 2021 USD ($) $ / shares shares
Redeemable Convertible Preferred Stock
Common Stock, Shares, Issued | shares			17,454,353	17,482,174		6,143,294
Conversion Of Redeemable Preferred Stock Value								$ 32,000
New Proceeds Of Redeemable Preferred Stock Value Prior Issue								$ 5,600
Retained Earnings (Accumulated Deficit)			$ (368,056,000)	$ (422,559,000)		$ (280,467,000)
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			50.00%
Percentage Of Redemption Amount Value			15.00%
Cash and Cash Equivalents, at Carrying Value			$ 3,213,000	$ 68,640,000		4,913,000
Amount Of Raised Additonal P2P Notes					$ 9,400
Maximum [Member]
Redeemable Convertible Preferred Stock
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			50.00%
Minimum [Member]
Redeemable Convertible Preferred Stock
Cash and Cash Equivalents, at Carrying Value			$ 225,000
Two Thousand Twenty Two P2P Note [Member]
Redeemable Convertible Preferred Stock
Incremental Value To Investors						$ 55,900
Amount For Raised Of Additional Notes			9,400
Proceeds Of Common Right Offering			100
Pull Through Exchange In Incremental Value To Investors			30,600
Proceeds From The Common RightsOffering	$ 100
Incremental Value To The Investors		$ 30,600
IPO [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock
Gross Proceeds From IPO			$ 150,000
Series D Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock Issue | shares										4,357,954
Redeemable Convertible Preferred Stock Value										$ 45,500
Outstanding Convertible Debt										$ 5,000
Redeemable Convertible Preferred Stock Conversion Price | $ / shares										$ 10.4425
Series D 1 Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Shares Issued upon Conversion | shares										3,935,839
Preferred Stock, Convertible, Conversion Price | $ / shares										$ 8.354
Series D Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock, Convertible, Conversion Price | $ / shares										$ 10.4425
Preferred Stock, Convertible, Conversion Ratio										80
Amount Paid Of Convertible Preferred Per Share | $ / shares										$ 10.4425
Amount Paid Of Convertible Preferred Share Value										$ 41,100
Preferred Stock Warrant Liability										$ 800
Increasing Of Authorised Share Capital Of Convertible Preferred Stock | shares									170,326,200
Convertible Preferred Stock Par Value | $ / shares									$ 0.00001
Series D2 Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Warrant Liability							$ 1,600
Convertible Preferred Stock Par Value | $ / shares								$ 4.9717
Redeemable Convertible Preferred Stock Issued | shares								7,561,820
Conversion Of Redeemable Preferred Stock Value								$ 32,000
Cash Proceeds Of Redeemable Preferred Stock								$ 5,600
Series D Authorized Shares [Member]
Redeemable Convertible Preferred Stock
Decreases Of Authorised Redeemable Preferred Stock | shares								4,707,494
Series D2 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Increasing Of Authorised Share Capital Of Redeemable Preferred Stock | shares								246,530,097
Decreases Of Authorised Redeemable Preferred Stock | shares								27,042,965
Series D2 Redeemable Convertible Preferred Stock [Member] | Common Stock [Member]
Redeemable Convertible Preferred Stock
Common Stock, Shares, Issued | shares								149,880,000
Series D2 Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock, Shares Issued | shares								96,650,097
Series D Exchange Share [Member]
Redeemable Convertible Preferred Stock
Exchange Of Redeemable Preferred Stock To Series D Exchange Share | shares								239,405
Carrying Value Of Exchange Share								$ 2,500
Fair Value Of New Series Exchange Share								900
Retained Earnings (Accumulated Deficit)								$ 1,600
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Dividends Payable, Amount Per Share | $ / shares			$ 0.0552
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Dividends Payable, Amount Per Share | $ / shares			0.3812
Series Seed Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			0.3456
Series A Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			0.696
Series B Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			0.69
Series C Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			4.7653
Series D Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			10.4425
Series D 1 Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			8.354
Series D 2 Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			4.9717
Series D Exchange Shadow Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			10.4425
Series D 1 Exchange Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Preferred Stock Issue Price | $ / shares			$ 8.354
Seed Preferred Stock [Member]
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock Issued | shares									65,976,200
Seed Preferred Stock [Member] | Common Stock [Member]
Redeemable Convertible Preferred Stock
Common Stock, Shares, Issued | shares									104,350,000